Post-employment Benefits (Details 3)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Actuarial assumption of expected rates of inflation [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Real rate	0.00%	0.00%
Nominal rate	3.10%	3.50%
Actuarial assumption of discount rates [Member] | Unified Plan Defined Benefit
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Real rate	7.57%	7.66%
Nominal rate	10.90%	11.42%
Actuarial assumption of discount rates [Member] | Unified Plan Balance
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Real rate	7.37%	7.40%
Nominal rate	10.70%	11.15%
Actuarial assumption of discount rates [Member] | Plan III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Real rate	7.31%	7.36%
Nominal rate	10.64%	11.12%
Actuarial assumption of discount rates [Member] | Assistance Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Real rate	7.20%	7.44%
Nominal rate	10.52%	11.20%
Actuarial assumption of expected rates of salary increases [Member] | Plan III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Real rate	1.00%	1.00%
Nominal rate	4.13%	4.54%
Actuarial assumption of expected rates of salary increases [Member] | Unified Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Real rate	1.00%	1.00%
Nominal rate	4.13%	4.54%
Actuarial assumption of expected rates of salary increases [Member] | Assistance Plan Aging Factor
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Real rate	3.10%	3.30%
Nominal rate	0.00%	0.00%
Actuarial assumption of mortality rates [Member] | Mortality Table
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal assumption	AT - 2000	AT - 2000
Actuarial assumption of mortality rates [Member] | Mortality Table Of Individuals With Permanent Dislity
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal assumption	WINKLEVOSS	WINKLEVOSS
Actuarial assumption of mortality rates [Member] | Table Of New Disability Benefit Vested
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal assumption	TASA 1927	TASA 1927